Note 6 - Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Accrued Liabilities [Table Text Block]
	December 31,
	2018	2017
Accrued litigation settlement	$-	$1,760
Accrued interest payable	-	364
Accrued sales tax	435	-
Accrued professional fees	41	288
Accrued travel expenses	74	90
Accrued product warranty costs	272	390
Accrued clinical trial costs	111	57
Accrued restructuring charge	98	98
Other accrued liabilities	418	550
	$1,449	$3,597